UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/16

Item 1. Schedule of Investments.

BRC Large Cap Focus Equity Fund

Schedule of Investments

January 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.88%

Consumer Discretionary — 15.34%
Carnival Corp.	11,602	$558,404
Home Depot, Inc./The	5,212	655,461
L Brands, Inc.	6,477	622,764
Leggett & Platt, Inc.	13,478	559,472
McDonald’s Corp.	5,234	647,864

		3,043,965

Consumer Staples — 6.46%
Constellation Brands, Inc. - Class A	4,798	731,599
Kroger Co./The	14,154	549,317

		1,280,916

Energy — 5.55%
Marathon Petroleum Corp.	12,823	535,873
Valero Energy Corp.	8,309	563,932

		1,099,805

Financials — 16.82%
CBRE Group, Inc. *	18,341	512,998
E*TRADE Financial Corp. *	20,696	487,598
Jones Lang LaSalle, Inc.	3,838	540,083
NASDAQ OMX Group, Inc./The	10,970	680,140
SVB Financial Group *	5,800	587,656
Synchrony Financial *	18,602	528,669

		3,337,144

Health Care — 11.25%
Baxter International, Inc.	16,662	609,829
Bristol-Myers Squibb Co.	9,312	578,834
Gilead Sciences, Inc.	5,910	490,530
Quintiles Transnational Holdings, Inc. *	9,094	553,188

		2,232,381

Industrials — 14.05%
American Airlines Group, Inc.	14,437	562,899
Cintas Corp.	6,935	595,855
General Dynamics Corp.	4,165	557,152
Spirit AeroSystems Holdings, Inc. *	11,471	486,370
United Technologies Corp.	6,670	584,892

		2,787,168

Information Technology — 15.29%
Facebook, Inc. - Class A *	6,019	675,392
Fiserv, Inc. *	6,695	633,079
Harris Corp.	6,608	574,698
Intel Corp.	18,711	580,415
Vantiv, Inc. - Class A *	12,125	570,481

		3,034,065

Materials — 5.81%
Crown Holdings, Inc. *	11,886	545,330
PPG Industries, Inc.	6,390	607,817

		1,153,147

See accompanying notes which are an integral part of this schedule of investments.

BRC Large Cap Focus Equity Fund

Schedule of Investments – (continued)

January 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.88% - continued

Telecommunication Services — 3.20%
Verizon Communications, Inc.	12,692	$634,219

Utilities — 3.11%
CMS Energy Corp.	15,870	617,026

Total Common Stocks (Cost $19,704,608)		19,219,836

Money Market Securities — 3.19%
Fidelity Institutional Money Market Portfolio – Institutional Shares, 0.37% (a)	633,119	633,119

Total Money Market (Cost $633,119)		633,119

Total Investments – 100.07% (Cost $20,337,727)		19,852,955

Liabilities in Excess of Other Assets – (0.07)%		(14,119)

NET ASSETS – 100.00%		$19,838,836

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of January 31, 2016.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At January 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$769,189
Gross unrealized depreciation	(1,256,872)

Net unrealized depreciation	$(487,683)

Aggregate cost of securities for federal income tax purposes	$20,340,638

At January 31, 2016, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales.

See accompanying notes which are an integral part of this schedule of investments.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments

January 31, 2016

(Unaudited)

The BRC Large Cap Focus Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when BRC Investment Management LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments – continued

January 31, 2016

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$19,219,836	$—	$—	$19,219,836
Money Market Securities	633,119	—	—	633,119

Total	$19,852,955	$—	$—	$19,852,955

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended January 31, 2016.

Dana Large Cap Equity Fund

Schedule of Investments

January 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.30%

Consumer Discretionary — 12.67%
Comcast Corp. - Class A	54,000	$3,008,340
D.R. Horton, Inc.	98,000	2,695,980
Interpublic Group of Cos., Inc.	140,000	3,141,600
Lear Corp.	26,000	2,699,580
Lowe’s Companies, Inc.	40,000	2,866,400
Royal Caribbean Cruises Ltd.	36,000	2,950,560
Target Corp.	44,000	3,186,480

		20,548,940

Consumer Staples — 11.20%
CVS Health Corp.	36,000	3,477,240
Dr. Pepper Snapple Group, Inc.	39,000	3,659,760
Kimberly-Clark Corp.	28,500	3,659,970
Kroger Co./The	92,000	3,570,520
Reynolds American, Inc.	76,000	3,796,200

		18,163,690

Energy — 6.59%
Chevron Corp.	30,000	2,594,100
Exxon Mobil Corp.	38,000	2,958,300
Schlumberger Ltd.	37,000	2,673,990
Tesoro Corp.	22,000	1,919,500
Valero Energy Corp.	8,000	542,960

		10,688,850

Financials — 13.59%
Ameriprise Financial, Inc.	29,000	2,628,850
Citigroup, Inc.	60,000	2,554,800
Goldman Sachs Group, Inc./The	17,500	2,827,300
Hartford Financial Services Group, Inc./The	62,000	2,491,160
PNC Financial Services Group, Inc.	38,000	3,292,700
Principal Financial Group, Inc.	60,000	2,280,000
SunTrust Banks, Inc.	82,000	2,999,560
Wells Fargo & Co.	59,000	2,963,570

		22,037,940

Health Care — 14.98%
AbbVie, Inc.	50,000	2,745,000
Aetna, Inc.	28,500	2,902,440
Amgen, Inc.	22,400	3,421,152
Cardinal Health, Inc.	29,000	2,359,730
Gilead Sciences, Inc.	31,000	2,573,000
Johnson & Johnson	29,400	3,070,536
McKesson Corp.	16,000	2,575,680
Pfizer, Inc.	92,000	2,805,080
STERIS PLC	26,400	1,827,936

		24,280,554

Industrials — 9.92%
Alaska Air Group, Inc.	45,800	3,224,320
Boeing Co./The	25,000	3,003,250
General Dynamics Corp.	25,400	3,397,758
General Electric Co.	113,000	3,288,300
Stanley Black & Decker, Inc.	33,600	3,169,824

		16,083,452

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 18.68%
Activision Blizzard, Inc.	57,000	1,984,740
Alphabet, Inc. - Class A *	4,800	3,654,480
Amdocs Ltd.	60,000	3,284,400
Apple, Inc.	32,500	3,163,550
Broadridge Financial Solutions, Inc.	49,000	2,624,440
CDW Corp.	88,000	3,383,600
Cisco Systems, Inc.	128,000	3,045,120
Lam Research Corp.	48,000	3,445,920
Microsoft Corp.	62,000	3,415,580
Skyworks Solutions, Inc.	33,000	2,274,360

		30,276,190

Materials — 2.72%
Lyondellbasell Industries NV - Class A	29,000	2,261,130
Sealed Air Corp.	53,000	2,148,090

		4,409,220

Real Estate Investment Trusts — 1.80%
Omega Healthcare Investors, Inc.	92,000	2,917,320

Telecommunication Services — 2.77%
AT&T, Inc.	62,000	2,235,720
Verizon Communications, Inc.	45,000	2,248,650

		4,484,370

Utilities — 3.38%
CMS Energy Corp.	72,000	2,799,360
Xcel Energy, Inc.	70,000	2,675,400

		5,474,760

Total Common Stocks (Cost $164,270,476)		159,365,286

Short-Term Investments — 1.70%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (a)	2,756,991	2,756,991

Total Short-Term Investments (Cost $2,756,991)		2,756,991

Total Investments – 100.00% (Cost $167,027,467)		162,122,277

Liabilities in Excess of Other Assets – (0.00)%		(5,412)

NET ASSETS – 100.00%		$162,116,865

(a)	Rate disclosed is the seven day yield as of January 31, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

Dana Small Cap Equity Fund

Schedule of Investments

January 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.04%

Consumer Discretionary — 14.22%
American Axle & Manufacturing Holdings, Inc. *	5,884	$75,433
BJ’s Restaurants, Inc. *	1,615	69,267
Columbia Sportswear Co.	1,437	79,294
Express, Inc. *	4,375	74,200
G-III Apparel Group Ltd. *	1,472	72,658
Sinclair Broadcast Group, Inc. - Class A	2,350	77,550
Sonic Corp.	2,507	73,656
Vail Resorts, Inc.	612	76,500
		598,558
Consumer Staples — 1.71%
Casey’s General Stores, Inc.	598	72,203

Energy — 1.80%
Matrix Service Co. *	1,953	37,029
PDC Energy, Inc. *	678	38,558
		75,587
Financials — 16.62%
AMERISAFE, Inc.	1,582	80,698
BancorpSouth, Inc.	3,616	75,502
Encore Capital Group, Inc. *	3,585	82,168
First Merchants Corp.	3,581	81,862
Home BancShares, Inc.	2,071	80,168
Pinnacle Financial Partners, Inc.	1,416	70,588
Primerica, Inc.	1,804	81,198
Renasant Corp.	2,302	73,088
South State Corp.	1,109	74,137
		699,409
Health Care — 16.54%
AMN Healthcare Services, Inc. *	2,351	66,228
DepoMed, Inc. *	4,550	69,797
Emergent BioSolutions, Inc. *	1,828	66,905
Globus Medical, Inc. - Class A *	2,783	69,436
Lannett Co., Inc. *	2,742	69,948
Ligand Pharmaceuticals, Inc. - Class B *	702	70,179
Natus Medical, Inc. *	1,993	70,313
PAREXEL International Corp. *	1,136	72,659
Prestige Brands Holdings, Inc. *	1,487	69,413
VCA, Inc. *	1,387	71,111
		695,989
Industrials — 11.27%
Apogee Enterprises, Inc.	1,401	55,732
Astronics Corp. *	1,497	48,263
Comfort Systems USA, Inc.	1,897	53,761
Dycom Industries, Inc. *	799	52,942
Federal Signal Corp.	3,492	51,647
FTI Consulting, Inc. *	1,542	52,258
Hawaiian Holdings, Inc. *	1,529	53,836
Mueller Water Products, Inc.	6,690	54,925
Multi-Color Corp.	805	50,739
		474,103

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 19.01%
ARRIS International PLC *	2,667	67,928
Blackhawk Network Holdings, Inc. *	1,471	55,442
Ciena Corp. *	3,849	68,397
Convergys Corp.	2,646	64,668
EPAM Systems, Inc. *	870	65,163
Euronet Worldwide, Inc. *	831	66,289
Gigamon, Inc. *	2,941	76,907
Infinera Corp. *	4,272	65,447
Integrated Device Technology, Inc. *	2,543	64,796
Jabil Circuit, Inc.	3,584	71,357
Manhattan Associates, Inc. *	1,110	63,991
Rudolph Technologies, Inc. *	5,431	69,571

		799,956

Materials — 3.45%
Berry Plastics Group, Inc. *	1,659	51,595
Chemtura Corp. *	1,775	46,576
Neenah Paper, Inc.	775	46,841

		145,012

Real Estate Investment Trusts — 9.33%
Colony Capital, Inc. - Class A	4,671	80,481
CoreSite Realty Corp.	1,250	80,175
Pebblebrook Hotel Trust	3,267	79,780
Sovran Self Storage, Inc.	702	79,101
Summit Hotel Properties, Inc.	7,221	73,293

		392,830

Telecommunications — 1.02%
Inteliquent, Inc.	2,501	42,967

Utilities — 4.07%
Chesapeake Utilities Corp.	849	53,462
PNM Resources, Inc.	1,994	62,632
Southwest Gas Corp.	938	55,183

		171,277

Total Common Stocks (Cost $4,402,475)		4,167,891

Money Market — 19.58%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (a)	823,839	823,839

Total Money Market (Cost $823,839)		823,839

Total Investments – 118.62% (Cost $5,226,314)		4,991,730

Liabilities in Excess of Other Assets – (18.62)%		(783,471)

NET ASSETS – 100.00%		$4,208,259

(a)	Rate disclosed is the seven day yield as of January 31, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2016, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/(Depreciation)

Dana Large Cap Equity Fund	$167,021,277	$7,249,540	$(12,148,540)	$(4,899,000)

Dana Small Cap Equity Fund	5,226,314	54,070	(288,654)	(234,584)

At January 31, 2016, the difference between book basis and tax basis unrealized appreciation (depreciation) for the Dana Large Cap Equity Fund was attributable primarily to the tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

Dana Funds

Notes to the Schedule of Investments

January 31, 2016

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Equity Fund”) and the Dana Small Cap Equity Fund (the “Small Cap Equity Fund”) (each a “Fund” and, collectively the “Funds”) are each an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

Dana Funds

Notes to the Schedule of Investments - continued

January 31, 2016

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchanged-traded funds, and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dana Investment Advisors, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by a pricing service at the NASDAQ Official Closing Price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds a Fund invests in may default or otherwise cease to have market quotations readily available.

Dana Funds

Notes to the Schedule of Investments - continued

January 31, 2016

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2016:

Large Cap Equity Fund	Valuation Inputs			Total
Assets	Level 1	Level 2	Level 3
Common Stocks*	$159,365,286	$—	$—	$159,365,286
Short-Term Investments	2,756,991	—	—	2,756,991

Total	$162,122,277	$—	$—	$162,122,277

Small Cap Equity Fund	Valuation Inputs			Total
Assets	Level 1	Level 2	Level 3
Common Stocks*	$4,167,891	$—	$—	$4,167,891
Short-Term Investments	823,839	—	—	823,839

Total	$4,991,730	$—	$—	$4,991,730

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels during the period ended January 31, 2016 and the previous reporting period end.

Dreman Contrarian Small Cap Value Fund

Portfolio of Investments (Unaudited)

January 31, 2016

Shares		Fair Value
Common Stocks — 96.8%
Consumer Discretionary — 10.9%
21,945	Aaron’s, Inc.	$502,102
124,675	American Axle & Manufacturing Holdings, Inc. *	1,598,333
32,129	Big 5 Sporting Goods Corp.	391,010
19,215	Big Lots, Inc.	745,158
23,250	Bloomin’ Brands, Inc.	410,595
26,565	Brinker International, Inc.	1,321,343
36,736	Cooper Tire & Rubber Co.	1,339,395
24,551	DeVry Education Group, Inc.	488,565
23,580	Finish Line, Inc./The, Class A	446,605
7,773	Helen of Troy Ltd. *	694,673
15,679	John Wiley & Sons, Inc., Class A	655,382
84,480	KB Home	917,453
16,685	Matthews International Corp., Class A	832,748
35,551	Meredith Corp.	1,504,163
17,710	Movado Group, Inc.	455,147
28,785	Rent-A-Center, Inc.	392,052
22,450	TravelCenters of America LLC *	156,926

		12,851,650

Consumer Staples — 0.4%
22,370	SpartanNash Co.	459,032

Energy — 1.2%
45,460	Atwood Oceanics, Inc.	278,670
171,530	Bellatrix Exploration Ltd. *	214,413
125,210	Denbury Resources, Inc.	195,328
204,010	Gran Tierra Energy, Inc. *	467,183
93,330	Ultra Petroleum Corp. *	210,926

		1,366,520

Financials — 24.8%
31,668	Allied World Assurance Co. Holdings AG	1,158,732
34,976	Aspen Insurance Holdings Ltd.	1,626,734
104,900	Associated Banc-Corp.	1,840,995
17,599	Chemical Financial Corp.	560,704
20,272	Clifton Bancorp, Inc.	292,525
29,858	Endurance Specialty Holdings Ltd.	1,849,106
63,400	First Midwest Bancorp Inc.	1,105,062
203,409	First Niagara Financial Group, Inc.	1,991,374
88,394	FirstMerit Corp.	1,713,076
156,590	Fulton Financial Corp.	2,012,181
70,335	Hancock Holding Co.	1,685,227
22,510	Hanover Insurance Group, Inc.	1,834,340
45,264	International Bancshares Corp.	1,049,672
68,909	Janus Capital Group, Inc.	867,564
16,253	Nelnet, Inc., Class A	527,735
141,910	Old National Bancorp	1,748,331
22,058	Prosperity Bancshares, Inc.	935,259
102,447	TCF Financial Corp.	1,230,388
43,120	Umpqua Holdings Corp.	624,378
24,470	Waddell & Reed Financial, Inc., Class A	671,457
86,740	Washington Federal, Inc.	1,851,899
12,950	WesBanco, Inc.	375,809
40,626	Wintrust Financial Corp.	1,709,948

		29,262,496

Health Care — 4.9%
10,692	Charles River Laboratories International, Inc. *	793,667
29,209	Hill-Rom Holdings, Inc.	1,427,736
3,145	Integra LifeSciences Holdings Corp. *	193,260
43,577	Owens & Minor, Inc.	1,509,943
152,730	Select Medical Holdings Corp.	1,455,517
19,827	Triple-S Management Corp., Class B *	441,944

		5,822,067

Industrials — 16.7%
60,216	AAR Corp.	1,265,138
25,495	ABM Industries, Inc.	765,615
40,742	Aegion Corp. *	734,578
90,934	Aircastle Ltd.	1,561,337
56,417	Barnes Group, Inc.	1,834,117
36,905	Brink’s Co./The	1,085,007
31,942	Crane Co.	1,525,550
27,980	EMCOR Group, Inc.	1,278,686
23,275	EnerSys	1,127,208
36,706	Global Brass & Copper Holdings, Inc.	760,181
32,527	Hillenbrand, Inc.	880,831
14,125	Hyster-Yale Materials Handling, Inc., Class A	733,653
26,210	Navigant Consulting, Inc. *	413,856
24,870	Regal-Beloit Corp.	1,397,943
106,194	R.R. Donnelley & Sons Co.	1,483,530
30,340	Triumph Group, Inc.	773,670
84,125	Tutor Perini Corp. *	1,111,291
14,510	Universal Forest Products, Inc.	999,594

		19,731,785

Information Technology — 17.8%
37,230	AVX Corp.	427,400
47,335	Brocade Communications Systems, Inc.	377,733
80,156	Celestica, Inc. *	726,213
20,699	ChipMOS Technologies (Bermuda) Ltd.	372,582
24,360	CSG Systems International, Inc.	851,138
27,120	Diodes Inc. *	518,806
6,080	DST Systems, Inc.	640,893
57,200	Ingram Micro, Inc., Class A	1,613,040
29,502	Itron, Inc. *	972,386
36,653	IXYS Corp.	437,270
67,305	Kulicke & Soffa Industries, Inc. *	681,127
42,400	Lexmark International, Inc., Class A	1,196,104
69,250	Mentor Graphics Corp.	1,203,565
54,525	Microsemi Corp. *	1,728,442
15,440	NETGEAR, Inc. *	576,993
32,080	Plantronics, Inc.	1,438,146
99,477	QLogic Corp. *	1,275,295
63,942	Sanmina Corp. *	1,198,273
20,190	Science Applications International Corp.	860,498
19,103	Sykes Enterprises, Inc. *	562,392
27,303	Tech Data Corp. *	1,703,707
144,515	Vishay Intertechnology, Inc.	1,656,142

		21,018,145

Materials — 4.3%
21,625	A Schulman, Inc.	547,545
37,464	Cabot Corp.	1,511,298
112,436	Coeur Mining, Inc. *	248,484

See accompanying notes which are an integral part of the portfolio of investments.

46,095	Olin Corp.	780,849
39,070	Owens-Illinois, Inc. *	505,566
59,282	Pan American Silver Corp.	392,447
25,290	Stepan Co.	1,137,038

		5,123,227

Real Estate Investment Trusts — 11.2%
65,625	Apollo Residential Mortgage, Inc.	712,031
41,332	Ashford Hospitality Prime, Inc.	454,239
130,041	Ashford Hospitality Trust, Inc.	723,028
146,560	Brandywine Realty Trust	1,880,365
91,544	CBL & Associates Properties, Inc.	984,098
47,644	GEO Group Inc./The	1,409,310
34,494	Hospitality Properties Trust	813,713
67,378	Mack-Cali Realty Corp.	1,400,789
139,898	Medical Properties Trust, Inc.	1,538,878
105,277	New Residential Investment Corp.	1,199,105
76,457	Pennsylvania Real Estate Investment Trust	1,497,028
244,410	RAIT Financial Trust	625,690

		13,238,274

Utilities — 4.6%
36,566	ALLETE, Inc.	1,934,341
25,678	IDACORP, Inc.	1,786,932
42,928	Portland General Electric Co.	1,668,611

		5,389,884

Total Common Stocks (Cost $130,458,246)		114,263,080

Money Market Securities— 3.2%
3,818,729	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.37% (a)	3,818,729

Total Money Market Securities (Cost $3,818,729)		3,818,729

Total Investments (Cost $134,276,975) — 100.0%		118,081,809

Liabilities in Excess of Other Assets — (0.0)%		(14,417)

Net Assets — 100.0%		$118,067,392

(a)	Rate disclosed is the seven day yield as of January 31, 2016.
*	Non-income producing security.

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of the portfolio of investments.

At January 31, 2016, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	$134,968,368

Gross Unrealized Appreciation	$4,752,868
Gross Unrealized (Depreciation)	(21,639,427)

Net Unrealized Depreciation on Investments	$(16,886,559)

At January 31, 2016, the difference between book basis and tax basis unrealized appreciation (depreciation) was attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

Dreman Contrarian Small Cap Value Fund

Notes to Portfolio of Investments (Unaudited)

January 31, 2016

The Dreman Contrarian Small Cap Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation dates.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dreman Value Management LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

	Valuation Inputs			Total
Assets	Level 1	Level 2	Level 3
Common Stocks*	$114,263,080	$—	$—	$114,263,080
Money Market Securities	3,818,729	—	—	3,818,729

Total	$118,081,809	$—	$—	$118,081,809

*	Refer to the Portfolio of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended January 31, 2016.

Green Owl Intrinsic Value Fund

Schedule of Investments

January 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.11%

Consumer Discretionary — 19.78%
Bed Bath & Beyond, Inc. *	34,125	$1,473,176
CarMax, Inc. *	28,240	1,247,643
CBS Corp. - Class B	33,230	1,578,425
General Motors Co.	70,600	2,092,584
Harley-Davidson, Inc.	26,120	1,044,800
Kohl’s Corp.	39,900	1,985,025
Walt Disney Co./The	12,100	1,159,422

		10,581,075

Consumer Staples — 4.62%
Coca-Cola Co./The	16,195	695,089
CVS Health Corp.	11,735	1,133,484
Walgreens Boots Alliance, Inc.	8,075	643,739

		2,472,312

Energy — 5.76%
Baker Hughes, Inc.	15,130	658,306
FMC Technologies, Inc. *	17,430	438,365
Halliburton Co.	36,000	1,144,440
Noble Corp. PLC	34,300	267,197
Schlumberger Ltd.	7,895	570,572

		3,078,880

Financials — 33.56%
American Express Co.	29,400	1,572,900
American International Group, Inc.	7,630	430,942
Aon PLC	15,900	1,396,497
Bank of America Corp.	146,600	2,072,924
Bank of New York Mellon Corp./The	40,175	1,455,138
Berkshire Hathaway, Inc. - Class B *	28,815	3,739,323
CBRE Group, Inc. *	37,400	1,046,078
Citigroup, Inc.	26,400	1,124,112
JPMorgan Chase & Co.	36,230	2,155,685
Leucadia National Corp.	80,485	1,332,832
Wells Fargo & Co.	32,255	1,620,169

		17,946,600

Industrials — 21.57%
American Airlines Group, Inc. (a)	18,815	733,597
Boeing Co./The	19,690	2,365,360
Jacobs Engineering Group, Inc. *	79,141	3,104,701
Quanta Services, Inc. *	153,955	2,878,958
United Parcel Service, Inc. - Class B	11,520	1,073,664
Valmont Industries, Inc.	12,953	1,380,660

		11,536,940

Information Technology — 12.82%
Accenture PLC - Class A	11,025	1,163,579
Alphabet, Inc. - Class A *	773	588,524
Alphabet, Inc. - Class C *	2,053	1,525,276
Apple, Inc.	27,120	2,639,861
Corning, Inc.	50,340	936,827

		6,854,067

Total Common Stocks (Cost $48,469,016)		52,469,874

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Schedule of Investments – (continued)

January 31, 2016 (Unaudited)

	Shares	Fair Value

Money Market Securities — 0.23%

Federated Treasury Obligations Fund – Service Shares, 0.01% (b)	124,288	$124,288

Total Money Market Securities (Cost $124,288)		124,288

Total Investments – 98.34% (Cost $48,593,304)		52,594,162

Total Written Call Options (Premium Received $46,179) - (0.05)%		(28,500)

Other Assets in Excess of Liabilities – 1.71%		915,822

NET ASSETS – 100.00%		$53,481,484

(a)	All or a portion of this security is held as collateral for written call options.
(b)	Rate disclosed is the seven day yield as of January 31, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”).The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At January 31, 2016, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Aggregate Cost of Securities for Federal Income Tax Purposes	$48,611,798

Gross Unrealized Appreciation	$8,476,325
Gross Unrealized (Depreciation)	(4,476,282)

Net Unrealized Appreciation on Investments	$4,000,043

At January 31, 2016, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Schedule of Written Options

January 31, 2016 (Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options - (0.05)%

American Airlines Group, Inc./ January 2017/ Strike $50.00 (a)	(150)	$(28,500)

Total Written Call Options (Premiums Received $46,179) - (0.05)%		$(28,500)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

January 31, 2016

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Writing Options – The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period, or to the extent that some or all of the risk of the option has been offset by another option. When the Fund writes a covered call option, it maintains a segregated position within its account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains a segregated position within its account with the Custodian of cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

January 31, 2016

(Unaudited)

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including items such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when Kovitz Investment Group, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

January 31, 2016

(Unaudited)

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total

Common Stocks*	$52,469,874	$—	$—	$52,469,874
Money Market Securities	124,288	—	—	124,288

Total	$52,594,162	$—	$—	$52,594,162

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total

Written Option Contracts	$(28,500)	$—	$—	$(28,500)

Total	$(28,500)	$—	$—	$(28,500)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended January 31, 2016.

Granite Value Fund

Schedule of Investments

January 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.51%

Consumer Discretionary — 16.95%
Comcast Corp. - Class A	5,000	$278,550
Foot Locker, Inc.	2,275	153,699
General Motors Co.	11,795	349,604
Mattel, Inc.	10,435	287,902
Starz *	4,105	116,705
TJX Cos., Inc./The	3,315	236,161
Whirlpool Corp.	1,490	200,241

		1,622,862

Consumer Staples — 10.49%
Coca-Cola Co./The	8,150	349,798
Unilever PLC ADR	9,240	409,055
Wal-Mart Stores, Inc.	3,710	246,196

		1,005,049

Energy — 7.29%
Cimarex Energy Co.	1,185	110,205
Exxon Mobil Corp.	4,940	384,579
Schlumberger Ltd.	2,820	203,801

		698,585

Financials — 19.62%
Alleghany Corp. *	630	301,090
American Express Co.	4,430	237,005
American International Group, Inc.	6,575	371,356
Berkshire Hathaway, Inc. - Class B *	3,655	474,309
Citigroup, Inc.	7,090	301,892
MetLife, Inc.	4,335	193,558

		1,879,210

Health Care — 11.65%
C.R. Bard, Inc.	1,125	206,179
Gilead Sciences, Inc.	2,270	188,410
Johnson & Johnson	3,090	322,720
Merck & Co., Inc.	4,000	202,680
UnitedHealth Group, Inc.	1,700	195,772

		1,115,761

Industrials — 12.58%
Boeing Co./The	2,280	273,896
Caterpillar, Inc.	2,900	180,496
General Electric Co.	7,715	224,506
Honeywell International, Inc.	2,550	263,160
United Technologies Corp.	3,000	263,070

		1,205,128

Information Technology — 13.75%
Apple, Inc.	2,730	265,738
Corning, Inc.	10,930	203,407
Microsoft Corp.	6,495	357,810
Oracle Corp.	5,585	202,791
Western Union Co./The	16,070	286,689

		1,316,435

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Schedule of Investments - continued

January 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.51% - continued

Telecommunication Services — 2.64%
AT&T, Inc.	7,000	$252,420

Utilities — 2.54%
Calpine Corp. *	15,875	243,046

Total Common Stocks (Cost $8,834,261)		9,338,496

Money Market Securities — 1.06%

Fidelity Prime Money Market Portfolio, - Institutional Class, 0.38% (a)	101,668	101,668

Total Money Market Securities (Cost $101,668)		101,668

Total Investments – 98.57% (Cost $8,935,929)		9,440,164

Other Assets in Excess of Liabilities – 1.43%		136,497

NET ASSETS – 100.00%		$9,576,661

(a)	Rate disclosed is the seven day yield as of January 31, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At January 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,117,038
Gross unrealized depreciation	(612,803)

Net unrealized depreciation	$504,235

Aggregate cost of securities for federal income tax purposes	$8,935,929

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Related Notes to the Schedule of Investments

January 31, 2016

(Unaudited)

The Granite Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when Granite Investment Advisors, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities may be categorized as Level 3 securities.

Granite Value Fund

Related Notes to the Schedule of Investments – (continued)

January 31, 2016

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,338,496	$—	$—	$9,338,496
Money Market Securities	101,668	—	—	101,668

Total	$9,440,164	$—	$—	$9,440,164

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended January 31, 2016.

Sound Mind Investing Fund

Schedule of Investments

January 31, 2016 (Unaudited)

Mutual Funds 90.81%

	Shares	Fair Value

Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets — 89.02%
AB Large Cap Growth Fund - Advisor Class	281,571	$10,772,900
AQR Large Cap Defensive Style Fund - Class N	180,718	2,551,740
Clipper Fund	103,690	9,980,166
Delaware Smid Cap Growth Fund - Institutional Class	102,044	3,070,501
Fidelity Small Cap Value Fund	631,294	10,132,263
Hennessy Focus Fund - Institutional Class	85,809	5,701,128
Hussman Strategic Growth Fund	439,317	3,773,732
Janus Forty Fund - Institutional Class	469,208	12,832,829
Lazard Global Listed Infrastructure Portfolio - Institutional Class	1,069,896	14,315,209
Lazard US Equity Concentrated Portfolio - Institutional Class (a)	953,266	12,459,187
MainStay US Equity Opportunities Fund - Institutional Class	1,082,706	8,780,748
Nationwide Geneva Small Cap Growth Fund - Institutional Service Class (a)	138,276	5,576,675
Loomis Sayles Growth Fund - Class Y	738,829	8,016,291
Nuveen Small Cap Value Fund - Institutional Class (a)	218,470	4,011,105
Oppenheimer International Small Company Fund - Class Y	388,028	13,483,973
Polen Growth Fund - Institutional Class (a)	711,001	13,160,631
T. Rowe Price Mid-Cap Growth Fund	83,769	5,637,661
TCW Select Equities Fund - Institutional Class	464,280	11,504,858
Value Line Small Cap Opportunities Fund - Investor Class (a)	132,631	5,257,479
Victory Sycamore Established Value Fund - Class I	169,880	4,953,710
Virtus Small-Cap Core Fund - Class I (a)	172,974	3,525,201
Virtus Small-Cap Sustainable Growth Fund - Class I (a)	275,812	4,352,315
Wasatch International Growth Fund	226,835	6,353,648

Total Mutual Funds Greater Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $199,894,233)		180,203,950

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets — 1.79%(b)
Akre Focus Fund - Institutional Class	42,774	950,000
Allianz NFJ Dividend Value Fund - Institutional Class	200	2,928
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	3,316
AlphaOne Micro Cap Equity Fund - Institutional Class	40,486	410,121
American Century International Discovery Fund - Institutional Class	250	3,076
Artisan International Small Cap Fund - Investor Class	150	3,369
Artisan International Value Fund - Investor Class	150	4,516
Artisan Mid Cap Value Fund - Investor Class	200	3,552
Artisan Small Cap Fund - Investor Class	250	5,947
Artisan Small Cap Value Fund - Investor Class	150	1,454
Aston/TAMRO Small Cap Fund - Institutional Class	100	591
BBH Core Select Fund - Class N	100	1,997
Berwyn Fund	100	2,540
BlackRock International Opportunities Portfolio - Institutional Class	100	2,996
Bridgeway Small-Cap Growth Fund - Class N	205	3,739
Bridgeway Small-Cap Value Fund - Class N	179	3,303
Buffalo Small Cap Fund, Inc.	150	2,375
Columbia Acorn International - Class Z	100	3,707
Columbia Acorn Select - Class Z	150	2,090
Columbia Small Cap Growth Fund I - Class Z	100	1,514
Columbia Value and Restructuring Fund - Class Z	50	1,925
Davis Opportunity Fund - Class Y	100	2,681
Delaware Select Growth Fund - Institutional Class	100	3,798
Delaware Small Cap Value Fund - Institutional Class	100	4,495

See accompanying notes which are an integral part of this schedule of investments.

Delaware Value Fund - Institutional Class	144	2,425
Deutsche Small Cap Value Fund - Institutional Class	85	1,737
DFA International Small Cap Value Portfolio - Investor Class	100	1,730
DFA International Small Company Portfolio - Institutional Class	100	1,609
DFA US Small Cap Value Portfolio - Institutional Class	100	2,830
Dreyfus Opportunistic Small Cap Fund	100	2,520
Fairholme Fund	100	1,640
Fidelity Mid-Cap Stock Fund	150	4,605
Fidelity Small Cap Discovery Fund	100	2,474
Fidelity Small Cap Stock Fund	150	2,450
Franklin Small Cap Value Fund - Advisor Class	100	4,419
Hartford International Opportunities Fund/The - Class Y	248	3,478
Heartland Value Fund	100	3,307
Hennessy Focus Fund - Investor Class	100	6,520
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	100	2,849
Invesco American Value Fund - Class R5	100	3,053
Janus Overseas Fund - Class T	100	2,451
Janus Venture Fund - Class T	100	5,592
JOHCM International Select Fund - Class I	100	1,735
JPMorgan Disciplined Equity Fund - Institutional Class	100	2,046
JPMorgan Mid Cap Value Fund - Institutional Class	100	3,233
JPMorgan Small Cap Equity Fund - Select Class	226	9,431
Legg Mason Opportunity Trust - Institutional Class	100	1,665
Longleaf Partners Fund	150	2,983
Longleaf Partners International Fund	100	1,100
Longleaf Partners Small-Cap Fund	100	2,585
Lord Abbett Developing Growth Fund, Inc. - Institutional Class	100	1,829
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio - Institutional Class	100	3,656
Neuberger Berman Genesis Fund - Institutional Class	100	4,786
Nicholas Fund, Inc.	50	2,946
Oakmark International Fund - Institutional Class	150	2,916
Oakmark International Small Cap Fund - Institutional Class	150	1,937
Oakmark Select Fund - Institutional Class	150	5,361
Oppenheimer Mid Cap Value Fund - Class Y	100	4,279
Perkins Mid Cap Value Fund - Class T	200	2,912
PRIMECAP Odyssey Aggressive Growth Fund	100	2,901
Principal SmallCap Growth Fund - Institutional Class	200	1,952
Royce Low-Priced Stock Fund - Investment Class	150	1,069
Royce Opportunity Fund - Investor Class	151	1,472
Royce Premier Fund - Investment Class	300	4,005
Royce Small-Cap Value Fund - Institutional Class	100	849
Royce Special Equity Fund - Investment Class	100	1,737
Royce Special Equity Fund - Institutional Class	150	2,586
RS Small Cap Growth Fund - Class Y	100	5,795
T. Rowe Price International Discovery Fund	150	7,591
T. Rowe Price New Horizons Fund	100	3,853
T. Rowe Price Small-Cap Value Fund	100	3,427
Third Avenue Value Fund - Institutional Class	335	15,015
Thornburg International Value Fund - Class I	100	5,002
TIAA-CREF International Equity Fund - Institutional Class	100	976
Touchstone Sands Capital Select Growth Fund - Class Y	100	1,482
Tweedy Browne Global Value Fund	150	3,508
Vanguard Strategic Equity Fund - Investor Class	100	2,609
Virtus Foreign Opportunities Fund - Class I	73,540	2,023,821
Wasatch Emerging Markets Small Cap Fund	1,000	2,310

Total Mutual Funds Less Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $3,831,513)		3,629,079

Total Mutual Funds (Cost $203,725,746)		183,833,029

Exchange-Traded Funds 7.41%
PowerShares High Yield Equity Dividend Achievers Portfolio (a)	1,146,800	15,000,144

See accompanying notes which are an integral part of this schedule of investments.

Total Exchange-Traded Funds (Cost $15,336,323)		15,000,144

Money Market Securities 2.22%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.37% (c)	4,501,553	4,501,553

Total Money Market Securities (Cost $4,501,553)		4,501,553

Total Investments – 100.44% (Cost $223,563,622)		203,334,726

Liabilities in Excess of Other Assets – (0.44)%		(888,539)

Total Net Assets – 100.00%		202,446,187

(a)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of January 31, 2016, the fair value of illiquid securities held by the Fund was $27,752,196 or 13.71% of net assets.
(b)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c)	Rate disclosed is the seven day yield as of January 31, 2016.

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

SMI Conservative Allocation Fund

Schedule of Investments

January 31, 2016 (Unaudited)

	Shares	Fair Value
Mutual Funds — 30.47%

Vanguard GNMA Fund – Admiral Class	181,889	$1,958,941
Vanguard Intermediate-Term Bond Index Fund – Admiral Class	193,549	2,216,138
Vanguard Short-Term Bond Index Fund – Admiral Class	186,044	1,955,323

Total Mutual Funds (Cost $6,114,735)		6,130,402

Exchange-Traded Funds — 50.26%

iShares 20+ Year Treasury Bond ETF	32,800	4,175,440
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,800	1,232,820
Vanguard Intermediate-Term Bond ETF	5,750	486,335
Vanguard REIT ETF	50,600	3,894,682
Vanguard Short-Term Bond ETF	4,000	320,800

Total Exchange-Traded Funds (Cost $9,931,496)		10,110,077

Money Market Securities — 0.00%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (a)	20	20

Total Money Market Securities (Cost $20)		20

Total Investments – 80.73% (Cost $16,046,251)		16,240,499

Other Assets in Excess of Liabilities – 19.27%		3,875,396

NET ASSETS – 100.00%		$20,115,895

(a)	Rate disclosed is the seven day yield as of January 31, 2016.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

SMI Dynamic Allocation Fund

Schedule of Investments

January 31, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 66.92%

iShares 20+ Year Treasury Bond ETF	253,800	$32,308,740
iShares iBoxx $ Investment Grade Corporate Bond ETF	135,900	15,512,985
Vanguard Intermediate-Term Bond ETF	93,700	7,925,146
Vanguard REIT ETF (a)	770,700	59,320,779
Vanguard Short-Term Bond ETF	98,000	7,859,600

Total Exchange-Traded Funds (Cost $120,252,891)		122,927,250

Money Market Securities — 0.62%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.37% (b)	1,145,694	1,145,694

Total Money Market Securities (Cost $1,145,694)		1,145,694

Total Investments – 67.54% (Cost $121,398,585)		124,072,944

Other Assets in Excess of Liabilities – 32.46%		59,634,992

NET ASSETS – 100.00%		$183,707,936

(a)	For a schedule of each Fund’s holdings please refer to each Fund’s most recent semi-annual or annual report filed at www.sec.gov.
(b)	Rate disclosed is the seven day yield as of January 31, 2016.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

SMI Bond Fund

Schedule of Investments

January 31, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 24.35%

iShares 20+ Year Treasury Bond ETF	13,600	$1,731,280

Total Exchange-Traded Funds (Cost $1,727,700)		1,731,280

Mutual Funds — 73.61%

Vanguard GNMA Fund – Admiral Class	155,919	1,679,251
Vanguard Intermediate-Term Bond Index Fund – Admiral Class (a)	156,267	1,789,261
Vanguard Short-Term Bond Index Fund – Admiral Class	168,056	1,766,267

Total Mutual Funds (Cost $5,217,642)		5,234,779

Money Market Securities — 1.39%

Fidelity Institutional Money Market Portfolio 0.37% - Institutional Class (b)	98,636	98,636

Total Money Market Securities (Cost $98,636)		98,636

Total Investments – 99.35% (Cost $7,043,978)		7,064,695

Other Assets in Excess of Liabilities – 0.65%		46,299

NET ASSETS – 100.00%		$7,110,994

(a)	For a schedule of the Fund’s holdings please refer to the Fund’s most recent semi-annual or annual report filed at www.sec.gov.
(b)	Rate disclosed is the seven day yield as of January 31, 2016.

ETF – Exchange Traded Fund

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 Fund

Schedule of Investments

January 31, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 38.76%

Guggenheim S&P 500 Top 50 ETF	400	$55,408
iShares 20+ Year Treasury Bond ETF	11,750	1,495,775
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,950	907,492
PowerShares High Yield Equity Dividend Achievers Portfolio	49,100	642,228
Vanguard Intermediate-Term Bond ETF	2,900	245,282
Vanguard REIT ETF	34,150	2,628,525
Vanguard Short-Term Bond ETF	3,000	240,600

Total Exchange-Traded Funds (Cost $6,141,065)		6,215,310

Mutual Funds — 44.35%

Akre Focus Fund - Institutional Class	7,564	168,000
Fidelity Select Retailing Portfolio	16,118	1,603,557
Hussman Strategic Growth Fund	6,636	57,000
Lazard Global Listed Infrastructure Portfolio - Institutional Class	44,051	589,404
Lazard US Equity Concentrated Portfolio - Institutional Class	32,937	430,489
MainStay US Equity Opportunities Fund - Institutional Class	63,543	515,335
Nationwide Geneva Small Cap Growth Fund - Institutional Service Class	11,816	476,540
Loomis Sayles Growth Fund - Class Y	94,622	1,026,651
Oppenheimer International Small Company Fund - Class Y	8,147	283,125
Polen Growth Fund - Institutional Class	49,362	913,694
Value Line Small Cap Opportunities Fund - Investor Class	10,292	407,989
Victory Sycamore Established Value Fund - Institutional Class	12,961	377,929
Wasatch International Growth Fund	9,409	263,558

Total Mutual Funds (Cost $7,693,692)		7,113,271

Money Market Securities — 2.19%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.37% (a)	350,690	350,690

Total Money Market Securities (Cost $350,690)		350,690

Total Investments – 85.30% (Cost $14,185,447)		13,679,271

Other Assets in Excess of Liabilities – 14.70%		2,357,033

NET ASSETS – 100.00%		$16,036,304

(a)	Rate disclosed is the seven day yield as of January 31, 2016.

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trust

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2016, the net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind Investing Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund	SMI Bond Fund	SMI 50/40/10 Fund

Gross Appreciation	$27,235	$—	$—	$28,798	$—
Gross (Depreciation)	(20,257,659)	(466,071)	(3,074,995)	(8,095)	(804,494)

Net Appreciation (Depreciaton) on Investments	$(20,230,424)	$(466,071)	$(3,074,995)	$20,703	$(804,494)

At January 31, 2016, the aggregate cost of securities for federal income tax purposes was $223,565,150, $16,706,570, $127,147,939, $7,043,992 and $14,483,765 for the Sound Mind Investing Fund, SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund, respectively.

At January 31, 2016, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

SMI Funds

Notes to the Schedule of Investments

January 31, 2016

(Unaudited)

The Sound Mind Investing Fund (“SMI Fund”), SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund (each a “Fund” and collectively, the “Funds”) are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are broken out as such. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Swap Contracts – The SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund may enter into credit default swap contracts. A credit default swap involves a protection buyer and a protection seller. These Funds may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Funds’ obligation under a swap agreement will be accrued daily (offset against amounts owed to the Funds) and any accrued but unpaid net amounts owed to a swap counterparty may be collateralized by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized

SMI Funds

Notes to the Schedule of Investments - continued

January 31, 2016

(Unaudited)

appreciation/depreciation. Periodic payments paid or received are recorded as realized gains/losses. Any premium paid or received by these Funds upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Funds could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Funds may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when SMI Advisory Services, LLC (the “Advisor”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (“Board”). These securities will generally be categorized as Level 3 securities.

SMI Funds

Notes to the Schedule of Investments - continued

January 31, 2016

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of night pricing time, the Advisor may, in accordance with the Trust’s good faith pricing guidelines, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

Derivative instruments that a Fund invests in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. Data used to establish quotes for asset-backed securities includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions, and assumptions regarding collateral and loss. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities may be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

SMI Funds

Notes to the Schedule of Investments - continued

January 31, 2016

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2016:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total

Mutual Funds - greater than 1% of net assets	$180,203,950	$—	$—	$180,203,950

Mutual Funds - less than 1% of net assets	3,629,079	—	—	3,629,079

Exchange-Traded Funds	15,000,144			15,000,144
Money Market Securities	4,501,553	—	—	4,501,553

Total Investments	$203,334,726	$—	$—	$203,334,726

	Valuation Inputs
SMI Conservative Allocation Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,130,402	$—	$—	$6,130,402
Exchange-Traded Funds	10,110,077	—	—	10,110,077
Money Market Securities	20	—	—	20

Total Investments	$16,240,499	$—	$—	$16,240,499

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$122,927,250	$—	$—	$122,927,250

Money Market Securities	1,145,694	—	—	1,145,694

Total Investments	$124,072,944	$—	$—	$124,072,944

SMI Funds

Notes to the Schedule of Investments - continued

January 31, 2016

(Unaudited)

	Valuation Inputs
SMI Bond Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$1,731,280	$—	$—	$1,731,280
Mutual Funds	5,234,779	—	—	5,234,779

Money Market Securities	98,636	—	—	98,636

Total Investments	$7,064,695	$—	$—	$7,064,695

	Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$6,215,310	$—	$—	$6,215,310

Mutual Funds	7,113,271	—	—	7,113,271

Money Market Securities	350,690	—	—	350,690

Total Investments	$13,679,271	$—	$—	$13,679,271

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy for the period ended January 31, 2016:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
SMI Fund

Mutual Funds - greater than 1% of net assets	$—	$13,710,188

The SMI Fund held a mutual fund that at October 31, 2015, due to the timely unavailability of a final NAV the mutual fund was fair valued, by the Advisor, in accordance with the Trust’s good faith pricing guidelines and was categorized in Level 2. On January 31, 2016, the mutual fund was priced at the ending NAV provided by the service agent of the mutual fund and was categorized in Level 1.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	3/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	3/28/2016

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	3/28/2016